Other Expense	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Other Expense
Other Expense
The components of other expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Freight tax provision	(6,086)	(2,944)	(7,964)	(4,432)
Foreign exchange gain (loss)	4,794	(3)	4,774	70
Other income	19	186	49	212
Total	(1,273)	(2,761)	(3,141)	(4,150)

The following reflects the changes in the Company’s potential tax on freight income, recorded in other long-term liabilities, from January 1, 2018 to June 30, 2018:

2018
$
Balance of potential tax on freight income as at January 1	26,054
Increases for positions related to the current period	1,467
Changes for positions taken in prior periods	1,483
Decreases related to statute of limitations	(93)
Balance of potential tax on freight income as at June 30	28,911

The Company does not presently anticipate its uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.